Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation expense	$ 1.3	$ 1.9	$ 8.4	$ 9.1	$ 9.5